K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Stacy H. Winick 202.778.9252 stacy.winick@klgates.com

BY EDGAR

July 21, 2010

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Nuveen Diversified Commodity Fund

333-130360

Ladies and Gentlemen:

On behalf of Nuveen Diversified Commodity Fund (the “Fund”) we are transmitting for electronic filing the Pre-Effective Amendment No. 5 to the Registration Statement on Form S-1 under the Securities Act of 1933, as amended, and each exhibit being filed therein.

A copy of the Registration Statement also has been filed with the National Futures Association pursuant to Regulation 4.36(d) promulgated by the Commodity Futures Trading Commission under the Commodity Exchange Act, as amended, related to commodity pools and commodity trading advisors.

Before the Fund’s Registration Statement becomes effective under the Securities Act of 1933, as amended, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or Craig Walker at (312) 807-4321 with any questions or comments concerning these materials.

Very truly yours,

/s/ Stacy H. Winick
Stacy H. Winick

Enclosures

Copies to	C. Rohrbacher (w/encl.) National Futures Association, Compliance Department